Segment information - Revenue by Segment (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Revenue:	[1]	$ 94,664	$ 69,691	$ 65,406	$ 164,355	$ 134,640
Third-party
Disclosure of operating segments [line items]
Revenue:		94,664	69,691	65,406	164,355	134,640
Third-party | Integrated Gas
Disclosure of operating segments [line items]
Revenue:		11,278	7,748	9,576	19,026	19,179
Third-party | Upstream
Disclosure of operating segments [line items]
Revenue:		1,800	1,400	1,193	3,200	2,703
Third-party | Marketing
Disclosure of operating segments [line items]
Revenue:		38,015	30,695	28,241	68,710	55,324
Third-party | Chemicals and Products
Disclosure of operating segments [line items]
Revenue:		34,235	19,221	18,388	53,456	39,998
Third-party | Renewables and Energy Solutions
Disclosure of operating segments [line items]
Revenue:		9,338	10,622	7,996	19,960	17,413
Third-party | Corporate
Disclosure of operating segments [line items]
Revenue:		(2)	5	12	3	23
Inter-segment
Disclosure of operating segments [line items]
Revenue:		31,762	26,055	22,701	57,817	46,498
Inter-segment | Integrated Gas
Disclosure of operating segments [line items]
Revenue:		2,066	3,410	2,412	5,476	5,086
Inter-segment | Upstream
Disclosure of operating segments [line items]
Revenue:		11,621	9,389	8,502	21,011	18,356
Inter-segment | Marketing
Disclosure of operating segments [line items]
Revenue:		3,624	2,245	2,177	5,869	4,026
Inter-segment | Chemicals and Products
Disclosure of operating segments [line items]
Revenue:		13,306	9,660	8,775	22,966	17,030
Inter-segment | Renewables and Energy Solutions
Disclosure of operating segments [line items]
Revenue:		1,143	1,352	835	2,495	1,999
Inter-segment | Corporate
Disclosure of operating segments [line items]
Revenue:		$ 0	$ 0	$ 0	$ 0	$ 0

[1]	See Note 2 “Segment information”.